RELATED PARTIES (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jul. 18, 2023	Jul. 17, 2023	Jul. 14, 2023	Jul. 11, 2023	Mar. 15, 2023	Feb. 27, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Value of stock issued							$ 1,016,000					$ 60,000,000
Administrative fee								$ 30,000		$ 0	$ 60,000	56,667
Related party debt												151,318
Administrative fees paid												36,667
Accounting Service Agreement [Member]
Accrued expenses									$ 5,250	5,250		10,500	$ 5,250
Service fee								5,250	$ 0	$ 0	10,500
Payment for services			$ 5,250									5,250
Ten X Global Capital [Member]
Service fee							$ 10,000					20,000
Related Party [Member]
Accrued expenses								30,000			30,000	25,250
Related Party [Member] | General and Administrative Expense [Member]
Accrued expenses												20,000
Related Party [Member] | Accounting Services Expense [Member]
Accrued expenses												5,250
Promissory Note [Member]
Notes outstanding amount								0			$ 0	0
Promissory Note [Member] | Sponsors [Member]
Promissory note aggregate principal amount						$ 300,000
Promissory note maturity date						Jul. 14, 2023
Promissory Note [Member] | Related Party [Member]
Promissory note aggregate principal amount						$ 300,000
Over-Allotment Option [Member]
Ordinary shares issued to underwriter, shares	900,000	900,000
Value of stock issued												$ (490,909)
Stock issued during the period, shares	900,000	900,000	900,000
Cash underwriting discount per unit											$ 0.25	$ 0.25
Aggregate cash underwriting discount											$ 1,500,000	$ 1,500,000
Payments for underwriting expense											1,725,000	$ 1,725,000
Price per share	$ 10.00
Gross proceeds	$ 9,000,000
Over-Allotment Option [Member] | Maximum [Member]
Number of shares subject to forfeiture									225,000	225,000
Stock issued during the period, shares			900,000									900,000
IPO [Member]
Ordinary shares issued to underwriter, shares			6,000,000
Ordinary share price	$ 0.10
Payments for underwriting expense	$ 1,725,000
Price per share			$ 10.00
IPO [Member] | Sponsors [Member]
Due to related party								$ 151,318			$ 151,318
Sponsors [Member]
Ordinary shares issued to underwriter, shares						1,725,000
Value of stock issued						$ 25,000
Sponsors [Member] | Maximum [Member]
Affiliate costs				$ 10,000
Sponsors [Member] | Over-Allotment Option [Member]
Number of shares subject to forfeiture						225,000
EBC [Member]
Ordinary shares issued to underwriter, shares					180,000
Value of stock issued					$ 2,520
Ordinary share price					$ 0.014
Fair value of shares issued					$ 1,016,000
Fair value of ordinary per share price					$ 5.65